S-K 1604(c) De-SPAC Dilution - USD ($)		3 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted		24,321,458
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share)		$ 0.01
De-SPAC, Number of Shares Used, Adjustment		29,343,125
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share)		$ 8.34
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share)		$ 1.66
De-SPAC, Net Tangible Book Value (in Dollars)		$ 342,233
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars)		(15,880,965)
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share (in Dollars)		$ 244,795,508
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted		24,321,458
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share)		$ 0.01
De-SPAC, Number of Shares Used, Adjustment		20,593,125
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share)		$ 7.56
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share)		$ 2.44
De-SPAC, Net Tangible Book Value (in Dollars)		$ 342,233
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars)		(12,380,965)
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share (in Dollars)		$ 155,628,388
Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted		24,321,458
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share)		$ 0.01
De-SPAC, Number of Shares Used, Adjustment		15,918,125
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share)		$ 6.98
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share)		$ 3.02
De-SPAC, Net Tangible Book Value (in Dollars)		$ 342,233
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars)		(10,630,965)
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share (in Dollars)		$ 111,044,828
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted		24,321,458
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share)		$ 0.01
De-SPAC, Number of Shares Used, Adjustment		11,243,125
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share)		$ 5.91
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share)		$ 4.09
De-SPAC, Net Tangible Book Value (in Dollars)		$ 342,233
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars)		(8,880,965)
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share (in Dollars)		$ 66,461,268
Public Units [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment		29,343,125
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars)		$ 185,334,240
Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment		20,593,125
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars)		$ 92,667,120
Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment		15,918,125
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars)		$ 46,333,560
Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment		11,243,125
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars)		$ 0
Class A Shares [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share)		$ 10
Class A Shares [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted		(8,750,000)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share)		$ 10
Class A Shares [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted		(13,125,000)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share)		$ 10
Class A Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted		(17,500,000)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share)		$ 10
Payment Financings [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars)	$ 75,000,000
Payment Financings [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars)	75,000,000
Payment Financings [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars)	$ 75,000,000
Founder Shares [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted		(1,878,333)
Founder Shares [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted		(1,878,333)
Founder Shares [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted		(1,878,333)
Founder Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted		(1,878,333)
Sponsor [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted		(600,000)
Sponsor [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted		(600,000)
Sponsor [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted		(900,000)
Sponsor [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted		(1,200,000)
Financings [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted		7,500,000
Financings [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted		7,500,000
Financings [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted		7,500,000
Financings [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted		7,500,000